Cover	Jun. 30, 2026
Cover [Abstract]
Amendment Flag	true
Amendment Description	Amended to include final prospectus for SEC review.
Entity Central Index Key	0002134670
Document Type	S-6
Entity Registrant Name	FT 13147
Document Period End Date	Jun. 30, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation by investing in a diversified portfolio of equity ETFs, advised by First Trust Advisors L.P., an affiliate of the Trust's Sponsor, which may provide opportunities to capture the growth potential of American Fundamental Industries (defined herein). Under normal circumstances, the Trust will invest at least 80% of its assets in ETFs which invest at least 80% of their assets in U.S. equity securities.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust which seeks to provide broad equity diversification by investing at least 80% of its assets in approximately ten First Trust® ETFs that invest in common stocks across all market capitalizations that provide exposure to American Fundamental Industries. The ETFs which provide exposure to American Fundamental Industries are expected to provide above-average growth, which the Sponsor believes will outperform the overall market over the life of the Trust. The Sponsor considers American Fundamental Industries to refer to the industries that are impacted by U.S. efforts to emphasize local production and reduce reliance on international supply chains through re-industrialization, infrastructure improvements, energy independence, and enhancing protections for U.S. technological advancements. In order to be eligible for inclusion in the portfolio, the Sponsor must determine that the ETF is invested in the common stocks of U.S. companies that provide exposure to one of the following themes:

•	Re-Industrialization: A renewed focus on American industry, arising from elevated risks to global supply chains, increased trade protectionism, and U.S. industrial policies offering substantial incentives for reshoring
•	Infrastructure Improvements: Energy infrastructure, including transportation, storage and generation facilities, is fundamental to the secure and stable supply of petroleum, natural gas, electricity and other sources of energy.
•	Energy Independence: Increasing demand for electricity, caused by the emergence of power hungry technological innovations including artificial intelligence and digital assets, will require investment to modernize and expand power grids in the U.S.
•	Enhancing Protections for U.S. Technological Advancements: The need for cybersecurity is becoming more critical due to the growth in the amount of private information stored electronically and the increasing sophistication of cybercriminals.

There is no minimum level of exposure to a theme that an ETF must provide in order to be eligible for inclusion in the portfolio.

The ETFs included in the portfolio are selected by our research department through a dynamic approach based on the size and liquidity of the ETF (requiring a minimum market capitalization of $50,000,000 and at least 6 months of trading history), while attempting to limit the overlap of the securities held by the ETFs. The Trust's portfolio may include both actively managed ETFs and ETFs that track an index.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to foreign securities and depositary receipts through the Trust’s investment in the Funds.

As with any similar investments, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.